Manor Investment Funds, Inc.
15 Chester Commons
Malvern, PA  19046



June 12, 2003


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re:  Manor Investment Funds, Inc.
       File Nos. 033-99520 and 811-09134
       Rule 497(j) Certification


Ladies and Gentlemen:

     The undersigned officer of the Matthew 25 Fund (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 10 to Form N-1A Registration Statement filed by the Fund April 24, 2003, which is the most recent amendment to such registration statement and (ii) the text of Post-Effective Amendment No. 10 has been filed electronically.


Very truly yours,


/s/ Daniel A. Morris
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Daniel A. Morris, President